Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2021

Shares	Security Description	Fair Value
	COMMON STOCKS 98.7%
	COMMUNICATION SERVICES 2.3%
469,123	Marcus Corp/The (a)	$9,377,769

	CONSUMER DISCRETIONARY 5.8%
157,780	Gentherm Inc (a)	11,693,076
86,145	Sleep Number Corp (a)	12,360,946
		24,054,022
	CONSUMER STAPLES 4.0%
51,700	Casey’s General Stores Inc	11,177,023
89,600	MGP Ingredients Inc	5,299,840
		16,476,863
	ENERGY 0.3%
45,300	Core Laboratories NV (b)	1,304,187

	FINANCIALS 18.2%
388,461	Associated Banc-Corp	8,289,758
136,000	Cullen/Frost Bankers Inc	14,791,360
253,300	Glacier Bancorp Inc	14,458,364
336,700	Great Western Bancorp Inc	10,198,643
145,778	QCR Holdings Inc	6,883,637
66,000	Tuscan Holdings Corp (a)	811,800
40,487	United Fire Group Inc	1,408,947
243,500	Wintrust Financial Corp	18,457,300
		75,299,809
	HEALTH CARE 15.6%
27,900	Bio-Techne Corp	10,655,847
203,240	Calyxt Inc (a)	1,223,505
152,815	Cardiovascular Systems Inc (a)	5,858,927
121,800	Catalent Inc (a)	12,826,758
73,900	Inspire Medical Systems Inc (a)	15,296,561
360,742	IntriCon Corp (a)	9,249,425
192,000	Patterson Cos Inc	6,134,400
59,127	SurModics Inc (a)	3,315,251
		64,560,674
	INDUSTRIALS 22.6%
281,178	AAR Corp	11,711,064
123,104	Donaldson Co Inc	7,159,729
316,610	Enerpac Tool Group Corp	8,269,853
17,872	Generac Holdings Inc (a)	5,852,187
61,000	Graco Inc	4,368,820
91,800	Hub Group Inc, Class A (a)	6,176,304
99,700	Hyliion Holdings Corp (a)	1,063,799
335,600	nVent Electric PLC (d)	9,366,596
150,900	Oshkosh Corp	17,905,794
18,600	Proto Labs Inc (a)	2,264,550
156,086	Raven Industries Inc	5,982,776
165,251	Tennant Co	13,201,902
		93,323,374
	INFORMATION TECHNOLOGY 18.3%
91,300	CMC Materials Inc	16,140,927
123,578	CyberOptics Corp (a)	3,209,320
459,529	Digi International Inc (a)	8,726,456
69,000	Envestnet Inc (a)	4,983,870
147,850	Jamf Holding Corp (a)	5,222,062
54,900	Littelfuse Inc	14,517,756
72,898	NVE Corp	5,110,150
85,400	Plexus Corp (a)	7,843,136
113,380	Workiva Inc (a)	10,006,919
		75,760,596
	MATERIALS 2.8%
182,300	HB Fuller Co	11,468,493

	REAL ESTATE 4.5%
72,928	CoreSite Realty Corp	8,740,421
553,600	Physicians Realty Trust	9,782,112
		18,522,533
	UTILITIES 4.3%
135,800	Black Hills Corp	9,067,366
135,200	NorthWestern Corp	8,815,040
		17,882,406

	TOTAL COMMON STOCKS	$408,030,726
	(cost $249,207,000)

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)		March 31, 2021

Shares		Security Description	Fair Value
		SHORT-TERM INVESTMENTS 1.4%
5,641,436		First American Government Obligations Fund, Class X, 0.036% (c)	$5,641,436
		(cost $5,641,436)

		TOTAL INVESTMENTS 100.1%	$413,672,162
		(cost $254,848,436)

		OTHER ASSETS AND LIABILITIES (NET) (0.1)%	(410,727)

		TOTAL NET ASSETS 100.0%	$413,261,435

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of March 31, 2021, these securities represented $1,304,187 or 0.3% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
	(d)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2021

The Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price.  Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”).  Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2021, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak.  Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of each of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2021

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2021:

Small Cap Fund
Level 1*	$413,672,162
Level 2	-
Level 3	-
Total	$413,672,162

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2021.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:
Small Cap Fund
Cost of investments	$252,759,054
Gross unrealized appreciation	$124,447,760
Gross unrealized depreciation	(15,514,579)
Net unrealized appreciation	$108,933,181
Undistributed ordinary income	$24,872
Undistributed long-term capital gains	1,995,394
Total distributable earnings	$2,020,266
Other accumulated earnings	-
Total accumulated earnings	$110,953,447